Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Dec. 31, 2019		Mar. 31, 2019		Dec. 31, 2018
Assets:
Cash and cash equivalents		¥ 902,312		¥ 1,161,032		¥ 1,215,907
Restricted Cash		118,297		122,548		¥ 119,292
Equity securities	[1]	537,004		549,047
Trading debt securities		1,371		1,564
Available-for-sale debt securities		1,576,349		1,264,244
Held-to-maturity debt securities		113,880		114,061
Other Assets:
Derivative assets		15,169		13,998
Liabilities:
Short-Term Debt		384,132		309,549
Deposits		2,169,106		1,927,741
Long-term Debt		4,119,179		4,186,222
Other Liabilities:
Derivative liabilities		50,674		24,461
Level 1
Assets:
Cash and cash equivalents		902,312		1,161,032
Restricted Cash		118,297		122,548
Installment loans (net of allowance for probable loan losses)		0		0
Equity securities		73,334	[2]	68,631	[3]
Trading debt securities		0		0
Available-for-sale debt securities		22,381		24,831
Held-to-maturity debt securities		0		0
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-Term Debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term Debt		0		0
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		212,528		199,590
Equity securities		277,917	[2]	295,769	[3]
Trading debt securities		1,371		1,564
Available-for-sale debt securities		1,453,002		1,138,966
Held-to-maturity debt securities		120,150		120,714
Other Assets:
Time deposits		4,250		4,754
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-Term Debt		384,132		309,549
Deposits		2,053,439		1,782,753
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term Debt		1,105,707		1,158,287
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		3,362,914		3,029,160
Equity securities		66,182	[2]	61,193	[3]
Trading debt securities		0		0
Available-for-sale debt securities		100,966		100,447
Held-to-maturity debt securities		24,372		23,612
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		9,272		30,400
Liabilities:
Short-Term Debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		217,734		244,653
Long-term Debt		3,038,304		3,041,054
Other Liabilities:
Derivative liabilities	[4]	0		0
Carrying amount
Assets:
Cash and cash equivalents		902,312		1,161,032
Restricted Cash		118,297		122,548
Installment loans (net of allowance for probable loan losses)		3,571,075		3,231,708
Equity securities		417,433	[2]	425,593	[3]
Trading debt securities		1,371		1,564
Available-for-sale debt securities		1,576,349		1,264,244
Held-to-maturity debt securities		113,880		114,061
Other Assets:
Time deposits		4,250		4,754
Derivative assets	[4]	15,169		13,998
Reinsurance recoverables (Investment contracts)		9,019		29,989
Liabilities:
Short-Term Debt		384,132		309,549
Deposits		2,053,762		1,782,198
Policy liabilities and Policy account balances (Investment contracts)		217,610		244,497
Long-term Debt		4,119,179		4,186,222
Other Liabilities:
Derivative liabilities	[4]	50,674		24,461
Estimated fair value
Assets:
Cash and cash equivalents		902,312		1,161,032
Restricted Cash		118,297		122,548
Installment loans (net of allowance for probable loan losses)		3,575,442		3,228,750
Equity securities		417,433	[2]	425,593	[3]
Trading debt securities		1,371		1,564
Available-for-sale debt securities		1,576,349		1,264,244
Held-to-maturity debt securities		144,522		144,326
Other Assets:
Time deposits		4,250		4,754
Derivative assets	[4]	15,169		13,998
Reinsurance recoverables (Investment contracts)		9,272		30,400
Liabilities:
Short-Term Debt		384,132		309,549
Deposits		2,053,439		1,782,753
Policy liabilities and Policy account balances (Investment contracts)		217,734		244,653
Long-term Debt		4,144,011		4,199,341
Other Liabilities:
Derivative liabilities	[4]	¥ 50,674		¥ 24,461

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥324,220 million and ¥0 million as of March 31, 2019 and December 31, 2019, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥75,923 million and ¥0 million as of March 31, 2019 and December 31, 2019, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥5,811 million and ¥0 million as of March 31, 2019 and December 31, 2019, respectively.
[2]	The amount of ¥11,878 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥12,100 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”